Expenses by Nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by Nature [Abstract]
Incurred expenses	$ 5,135	$ 8,311	$ 21,023